SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
Schedule of geographic area information includes revenue

The following geographic area information includes revenue based on location of players for the years ended December 31, 2017, 2018 and 2019:

	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 3)
Greater China	19,690,716	16,430,205	182,107	26,158
North America	51,156,109	—	—	—
Other areas	2,301,731	1,001,653	159,388	22,895
Total	73,148,556	17,431,858	341,495	49,053